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AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 23, 2013 TO THE CURRENT VARIABLE ANNUITY PROSPECTUSES

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note, that certain Portfolios described below may not be available under your contract. As applicable to your contract, please note the following changes:

A. SUB-ADVISER ADDITIONS TO CERTAIN EQ ADVISORS TRUST PORTFOLIOS

The sub advisers listed below have been added to certain Portfolios to the EQ Advisors Trust. AXA Equitable Funds Management Group, LLC will continue to be the Investment Manager of the Portfolios. The following is a list of the Portfolios and their additional sub adviser(s):

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PORTFOLIO                      ADDITIONAL SUB ADVISER(S)         EFFECTIVE ON OR ABOUT:
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
EQ/Global Multi-Sector Equity  OppenheimerFunds Inc.                 July 19, 2013
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EQ/International Core PLUS     MFS Investment Management             June 21, 2013
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EQ/Large Cap Core PLUS         Capital Guardian Trust Company        June 21, 2013
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                               T.Rowe Price Associates, Inc.         June 21, 2013
EQ/Large Cap Growth PLUS       Wells Capital Management, Inc.        June 21, 2013
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EQ/Large Cap Value PLUS        BlackRock Capital Management, LLC     July 26, 2013
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EQ/Mid Cap Value PLUS          Diamond Hill Capital Management,
                               LLC                                   July 19, 2013
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EQ/Quality Bond PLUS           Pacific Investment Management
                               Company, LLC                          July 19, 2013
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

Please see "The Portfolios of the Trusts" or "The Funds" in your Prospectus for more information.

B. CERTAIN EQ ADVISORS TRUST PORTFOLIO NAME CHANGES

On or about September 16, 2013, subject to regulatory approval, all references in your Prospectus to the names of certain variable investment options are changed as indicated in the table below. Accordingly, all references to the respective corresponding Portfolios are also changed:

---------------------------------------------------------
CURRENT PORTFOLIO NAME  NEW PORTFOLIO NAME
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
EQ/Van Kampen Comstock  EQ/Invesco Comstock
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

C. DEFENSE OF MARRIAGE ACT ("DOMA") UPDATE

On June 26, 2013, the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was ruled unconstitutional by the U.S. Supreme Court. However, there are still unanswered questions regarding the scope and impact of the U.S. Supreme Court's decision. Because marital status is determined under state law, the favorable tax treatment afforded to an opposite-sex spouse may not currently be available to a same-sex spouse in all states. If you are married to a same-sex spouse, you should consult with your tax adviser for more information on this subject.

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104

  Copyright 2013 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
                             All rights reserved.

                     AXA Equitable Life Insurance Company
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   IM-28-13 (8/13)                                151137 (8/13)
                   Global Annuities -
                   Inforce/New Biz                                      #563697